BANK AND OTHER BORROWINGS (Schedule of Bank and Other Borrowings) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Short-term	¥ 562,372	$ 80,998	¥ 565,994
Long-term, current portion	82,632	11,901	350,786
Total	645,004	92,899	916,780
Long-term, non-current portion	215,671	31,063	272,266
Total bank and other borrowings	¥ 860,675	$ 123,962	¥ 1,189,046